Summary of Significant Accounting Policies (Tables)		9 Months Ended
	Jan. 12, 2020	Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis were presented on the Company’s balance sheet as at December 31, 2020 and 2019 as follows:

Description	Fair Value Measurements at December 31, 2020 Using Fair Value Hierarchy
	Total	Level 1	Level 2	Level 3
Derivative liability	$1,303,456	$-	$-	$1,303,456
Total	$1,303,456	$-	$-	$1,303,456

Description	Fair Value Measurements at December 31, 2019 Using Fair Value Hierarchy
	Total	Level 1	Level 2	Level 3
Derivative liability	$777,118	$-	$-	$777,118
Total	$777,118	$-	$-	$777,118

Assets and liabilities measured at fair value on a recurring basis were presented on the Company’s consolidated balance sheet as of September 30, 2021, and 2020 as follows:

Description	Fair Value Measurements at September 30, 2021, Using Fair Value Hierarchy
	Total	Level 1	Level 2	Level 3
Derivative liability	$16,508,750	$-	$-	$16,508,750
Total	$16,508,750	$-	$-	$16,508,750

Description	Fair Value Measurements at September 30, 2020, Using Fair Value Hierarchy
	Total	Level 1	Level 2	Level 3
Derivative liability	$991,322	$-	$-	$991,322
Total	$991,322	$-	$-	$991,322